Analysis of cash flows - Summary of Analysis of Cash Flows (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure Of Cash Flow Statement [line items]
Profit for the year		£ 197.2	£ 775.4	£ 720.7
Taxation		149.1	384.4	230.1
Revaluation and retranslation of financial instruments		(6.8)	(76.0)	87.8
Finance costs		389.0	359.4	283.6
Finance and investment income		(127.3)	(145.4)	(69.4)
Earnings/(loss) from associates - after interest and tax		(70.2)	60.4	(23.8)
Non-cash share-based incentive plans (including share options)		140.1	122.0	99.6
Depreciation of property, plant and equipment		165.1	166.9	151.2
Depreciation of right-of-use assets		256.8	262.2	272.9
Impairment charges included within restructuring costs		184.6	43.3	39.2
Goodwill impairment		63.6	37.9	1.8
Amortisation and impairment of acquired intangible assets		727.9	62.1	97.8
Amortisation of other intangible assets		24.8	21.9	19.9
Investment and other impairment charges/(reversals)		17.8	77.0	(42.4)
(Gains)/losses on disposal of investments and subsidiaries		(7.1)	36.3	10.6
Gains on remeasurement of equity interests arising from a change in scope of ownership		0.0	(66.5)	0.0
Losses/(gains) of sale of property, plant and equipment		0.4	(6.4)	(1.3)
Decrease/(increase) in trade receivables and accrued income		231.8	(498.6)	(458.9)
(Decrease)/increase in trade payables and deferred income		(238.0)	170.6	777.8
Decrease/(increase) in other receivables		125.0	(154.1)	(120.0)
(Decrease)/increase in other payables - short-term		(563.5)	(259.6)	547.0
Increase/(decrease) in other payables - long-term		118.8	(67.0)	(11.0)
Increase/(decrease) in provisions		65.7	(38.0)	(32.9)
Corporation and overseas tax paid		(395.3)	(390.9)	(391.1)
Payment on early settlement of bonds		0.0	0.0	(13.0)
Interest expense related to lease liabilities		(102.9)	(92.4)	(88.4)
Other interest and similar charges paid		(274.5)	(210.2)	(173.7)
Interest received		115.8	88.9	47.5
Investment income		12.9	24.5	17.8
Dividends from associates		43.4	37.6	53.4
Earnout payments recognised in operating activities		(6.0)	(24.8)	(3.8)
Net cash inflow from operating activities	[1]	1,238.2	700.9	2,029.0
Acquisitions and disposals:
Net cash inflow from operating activities		(227.0)	(218.3)	(227.6)
Cash and cash equivalents acquired		22.5	38.8	(2.3)
Earnout payments recognised in investing activities		(52.5)	(46.6)	(53.2)
Purchase of other investments (including associates)		(9.8)	(10.1)	(99.2)
Acquisitions	[1]	(266.8)	(236.2)	(382.3)
Proceeds on disposal of investments and subsidiaries		99.5	50.1	51.9
Cash and cash equivalents disposed		(0.7)	(12.4)	(23.6)
Disposals of investments and subsidiaries		98.8	37.7	28.3
Cash consideration received from non-controlling interests		46.1	0.0	39.5
Cash consideration for purchase of non-controlling interests		(16.4)	(84.2)	(135.0)
Cash consideration for purchase of non-controlling interests		29.7	(84.2)	(95.5)
Net acquisition payments and disposal proceeds		(138.3)	(282.7)	(449.5)
Share repurchases and buybacks:
Purchase of own shares by ESOP Trusts		(53.9)	(55.3)	(89.2)
Shares purchased into treasury for cancellation		0.0	(807.4)	(729.3)
Share repurchases and buybacks		(53.9)	(862.7)	(818.5)
Proceeds from issue of bonds:
Proceeds from issue of bonds		1,052.6	0.0	0.0
Drawdown from revolving credit facility		400.0	0.0	0.0
Repayment of borrowings:
Decrease in drawings on bank loans		0.0	(11.3)	(36.3)
Repayment of borrowing-related derivatives		(46.0)	0.0	0.0
Repayment of revolving credit facility		(400.0)	0.0	0.0
Net repayment of debt assumed on acquisition		(48.9)	0.0	0.0
Net cash outflow		1,147.5	220.6	397.1
Cash and cash equivalents:
Cash at bank and in hand		2,036.8	2,271.6	2,776.6
Short-term bank deposits		180.7	219.9	1,106.3
Overdrafts		(358.2)	(505.7)	(342.3)
Cash and cash equivalents excluding disposal group		1,859.3	1,985.8	3,540.6
Proceeds from issue of €750 million bonds
Proceeds from issue of bonds:
Bond amount		750.0
Proceeds from issue of bonds		652.6	0.0	0.0
Repayment of borrowings:
Bond amount		750.0
Repayment of €750 million bonds
Proceeds from issue of bonds:
Bond amount		750.0
Repayment of borrowings:
Bond amount		750.0
Repayment of bonds		(652.6)	0.0	0.0
Repayment of $500000000 million bonds
Proceeds from issue of bonds:
Bond amount | $					$ 500
Repayment of borrowings:
Bond amount | $					$ 500
Repayment of bonds		0.0	0.0	(360.8)
Repayment of €250 million bonds
Proceeds from issue of bonds:
Bond amount		250.0
Repayment of borrowings:
Bond amount		250.0
Repayment of bonds		£ 0.0	£ (209.3)	£ 0.0

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.